UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 28, 2018

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 98.6%
U.S. Government Agencies — 56.2%
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.980%)	1.520%	3/9/18	$27,600,000	$27,599,511	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.320%)	1.972%	4/13/18	150,000,000	149,998,213	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.870%)	1.630%	5/17/18	30,000,000	30,000,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.960%)	1.540%	6/1/18	51,800,000	51,787,488	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.870%)	1.630%	6/27/18	100,000,000	99,996,739	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.340%)	1.992%	7/9/18	100,000,000	99,996,408	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.050%)	1.631%	7/11/18	115,000,000	115,008,798	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.110%)	1.691%	7/12/18	78,750,000	78,758,973	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.140%)	1.715%	8/1/18	48,000,000	48,012,366	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.350%)	2.002%	8/1/18	15,000,000	14,999,366	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.850%)	1.650%	8/10/18	50,000,000	49,999,994	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.900%)	1.600%	8/27/18	55,000,000	54,984,169	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.830%)	1.670%	9/12/18	35,000,000	35,004,020	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.095%)	1.675%	10/3/18	39,175,000	39,176,227	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.300%)	1.952%	12/5/18	65,000,000	65,000,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.020%)	1.480%	1/14/19	55,000,000	54,997,585	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.120%)	1.528%	1/30/19	155,000,000	154,985,464	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.065%)	1.717%	3/12/19	100,000,000	99,994,818	(a)
Federal Farm Credit Bank (FFCB) (6 mo. USD LIBOR - 0.360%)	1.120%	3/22/19	100,000,000	99,992,717	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.080%)	1.732%	3/25/19	25,000,000	24,998,661	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.105%)	1.395%	4/10/19	205,000,000	204,988,447	(a)

See Notes to Financial Statements.

20	Government Portfolio 2018 Semi-Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.105%)	1.395%	4/11/19	$60,000,000	$59,996,649	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.100%)	1.481%	4/12/19	100,000,000	99,992,451	(a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate)	1.420%	4/15/19	125,000,000	124,985,897	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.090%)	1.410%	6/3/19	100,000,000	99,992,761	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.085%)	1.737%	8/8/19	67,260,000	67,250,168	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	1.420%	8/16/19	17,950,000	17,949,974	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	1.420%	9/13/19	23,000,000	22,999,969	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.095%)	1.747%	9/20/19	79,400,000	79,400,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.090%)	1.410%	9/27/19	100,000,000	99,976,301	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	1.420%	10/10/19	80,000,000	79,988,229	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	1.420%	11/15/19	175,000,000	175,000,000	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	1.166%	3/19/18	40,000,000	39,976,800	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.186%	3/21/18	20,000,000	19,986,889	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.334%	3/23/18	15,000,000	14,987,808	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.574%	4/20/18	100,000,000	99,781,944	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.574%	4/25/18	100,000,000	99,760,139	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.625%	5/11/18	25,000,000	24,920,125	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.456%	5/14/18	65,000,000	64,806,264	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.636-1.646%	5/22/18	150,000,000	149,440,806	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.667%	5/24/18	50,000,000	49,806,334	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.658%	6/11/18	50,000,000	49,766,250	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.688%	6/14/18	25,000,000	24,877,500	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.341%	6/22/18	95,000,000	94,603,401	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.405-1.526%	8/3/18	165,000,000	163,960,855	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.557%	8/6/18	100,000,000	99,324,111	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.476%	8/9/18	75,000,000	74,510,292	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.436%	8/14/18	50,000,000	49,672,611	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.447%	8/28/18	50,000,000	49,642,500	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.448%	9/7/18	65,000,000	64,509,430	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.724%	10/19/18	25,000,000	24,726,111	(b)

See Notes to Financial Statements.

Government Portfolio 2018 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

February 28, 2018

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB), Discount Notes	1.725%	10/29/18	$145,000,000	$143,342,972	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.645%	10/30/18	50,000,000	49,453,250	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.513%	11/2/18	20,000,000	19,796,367	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.757%	11/16/18	25,000,000	24,687,639	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.788%	11/19/18	15,000,000	14,807,133	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.758-1.789%	11/28/18	65,000,000	64,139,045	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.779%	11/30/18	50,000,000	49,334,028	(b)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR + 0.045%)	1.620%	3/1/18	43,875,000	43,875,000	(a)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.180%)	1.495%	3/26/18	100,000,000	100,000,696	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR)	1.648%	3/28/18	150,000,000	150,000,007	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.085%)	1.496%	4/12/18	50,000,000	50,002,758	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.145%)	1.445%	4/20/18	285,555,000	285,549,528	(a)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.265%)	1.480%	4/20/18	175,700,000	175,700,402	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR + 0.050%)	1.671%	10/26/18	44,000,000	43,999,990	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.030%)	1.560%	1/18/19	190,000,000	189,999,888	(a)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.155%)	1.586%	1/24/19	90,000,000	90,023,388	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.080%)	1.499%	2/4/19	100,000,000	100,000,000	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.080%)	1.508%	3/14/19	110,000,000	110,000,142	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.080%)	1.541%	4/26/19	31,500,000	31,500,000	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.105%)	1.543%	5/28/19	100,000,000	100,000,174	(a)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.160%)	1.824%	5/28/19	100,000,000	100,035,992	(a)
Federal Home Loan Bank (FHLB), Discount Notes	1.325%	3/2/18	78,000,000	77,997,129	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.182%	3/28/18	110,000,000	109,903,062	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.423%	4/4/18	100,000,000	99,865,889	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.594%	4/19/18	150,000,000	149,675,375	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.445-1.604%	4/27/18	566,000,000	564,695,016	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.458-1.620%	5/2/18	442,575,000	441,427,898	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.615%	5/3/18	100,000,000	99,718,250	(b)

See Notes to Financial Statements.

22	Government Portfolio 2018 Semi-Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Bank (FHLB), Discount Notes	1.617%	5/16/18	$212,050,000	$211,329,266	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.508%	6/15/18	150,000,000	149,337,500	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.519%	6/20/18	100,000,000	99,534,417	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.552%	6/27/18	100,000,000	99,495,222	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 mo. USD LIBOR - 0.100%)	1.479%	8/8/19	150,000,000	150,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.156-1.167%	3/16/18	125,000,000	124,939,687	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.206%	3/21/18	175,000,000	174,883,333	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.333%	4/4/18	310,275,000	309,885,260	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.428%	4/16/18	135,000,000	134,754,533	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.424%	4/23/18	200,000,000	199,582,183	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.430%	4/27/18	25,000,000	24,943,594	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.318%	5/4/18	25,000,000	24,941,778	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.475-1.575%	5/7/18	363,661,000	362,629,421	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.571-1.576%	5/10/18	87,500,000	87,233,368	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.643%	8/3/18	146,164,000	145,138,214	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.875%	3/7/18	48,906,000	48,902,931
Federal Home Loan Mortgage Corp. (FHLMC), Notes (1 mo. USD LIBOR - 0.160%)	1.430%	7/19/18	125,000,000	125,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (3 mo. USD LIBOR - 0.280%)	1.531%	8/10/18	97,000,000	96,983,797	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (3 mo. USD LIBOR - 0.250%)	1.458%	10/10/18	150,000,000	150,000,000	(a)
Federal National Mortgage Association (FNMA)	0.875%	5/21/18	22,008,000	21,972,544
Federal National Mortgage Association (FNMA), Discount Notes	1.308%	3/21/18	4,916,000	4,912,436	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.390%	4/4/18	238,900,000	238,587,506	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.405%	4/11/18	243,250,000	242,862,151	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.415%	4/25/18	43,150,000	43,057,048	(b)

See Notes to Financial Statements.

Government Portfolio 2018 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

February 28, 2018

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal National Mortgage Association (FNMA), Discount Notes	1.428%	5/2/18	$43,334,000	$43,227,800	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.526-1.576%	5/9/18	137,500,000	137,091,032	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.582%	5/16/18	100,376,000	100,042,038	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.626-1.636%	5/23/18	111,900,000	111,480,626	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.642%	5/30/18	39,474,000	39,312,650	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.658%	6/18/18	150,000,000	149,250,625	(b)
Federal National Mortgage Association (FNMA), Notes (3 mo. USD LIBOR - 0.050%)	1.592%	3/21/18	150,000,000	150,015,755	(a)
Total U.S. Government Agencies				11,267,730,266
U.S. Treasury Bills — 7.0%
U.S. Treasury Bills	1.347%	3/22/18	24,506,000	24,486,759	(b)
U.S. Treasury Bills	1.183%	3/29/18	175,000,000	174,840,001	(b)
U.S. Treasury Bills	1.140-1.253%	4/26/18	215,000,000	214,604,189	(b)
U.S. Treasury Bills	1.319-1.532%	5/10/18	319,169,000	318,321,254	(b)
U.S. Treasury Bills	1.535%	6/28/18	200,000,000	198,991,805	(b)
U.S. Treasury Bills	1.558%	7/5/18	130,000,000	129,296,570	(b)
U.S. Treasury Bills	1.603%	7/19/18	100,000,000	99,381,667	(b)
U.S. Treasury Bills	1.834%	8/23/18	250,000,000	247,791,841	(b)
Total U.S. Treasury Bills				1,407,714,086
U.S. Treasury Notes — 1.8%
U.S. Treasury Notes	1.500%	8/31/18	35,232,000	35,228,225
U.S. Treasury Notes	0.750%	9/30/18	113,000,000	112,516,298
U.S. Treasury Notes	1.375%	9/30/18	100,000,000	99,873,758
U.S. Treasury Notes	1.375%	11/30/18	100,000,000	99,662,439
Total U.S. Treasury Notes				347,280,720
Repurchase Agreements — 33.6%
Bank of America N.A. tri-party repurchase agreement dated 2/28/18; Proceeds at maturity — $7,890,274; (Fully collateralized by U.S. government obligations, 1.000% due 2/15/46; Market value — $8,047,857)	1.250%	3/1/18	7,890,000	7,890,000
Bank of America N.A. tri-party repurchase agreement dated 2/28/18; Proceeds at maturity — $275,010,465; (Fully collateralized by U.S. government obligations, 3.125% due 5/15/21; Market value — $280,500,069)	1.370%	3/1/18	275,000,000	275,000,000

See Notes to Financial Statements.

24	Government Portfolio 2018 Semi-Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Bank of Montreal tri-party repurchase agreement dated 2/28/18; Proceeds at maturity — $150,005,542; (Fully collateralized by various U.S. government obligations, 0.000% to 5.500% due 3/1/18 to 8/15/45; Market value — $153,000,000)	1.330%	3/1/18	$150,000,000	$150,000,000
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 2/28/18; Proceeds at maturity — $950,035,361; (Fully collateralized by various U.S. government agency obligations, 1.625% to 7.000% due 6/1/18 to 3/1/48; Market value — $969,036,069)	1.340%	3/1/18	950,000,000	950,000,000
Credit Agricole SA tri-party repurchase agreement dated 2/28/18; Proceeds at maturity — $250,008,681; (Fully collateralized by various U.S. government obligations, 0.250% to 1.750% due 10/31/18 to 1/15/25; Market value — $255,000,066)	1.250%	3/1/18	250,000,000	250,000,000
Credit Agricole SA tri-party repurchase agreement dated 2/28/18; Proceeds at maturity — $1,350,050,250; (Fully collateralized by various U.S. government obligations, 0.125% to 4.375% due 6/30/18 to 11/15/39; Market value — $1,377,000,037)	1.340%	3/1/18	1,350,000,000	1,350,000,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 2/28/18; Proceeds at maturity — $675,023,438; (Fully collateralized by various U.S. government obligations, 1.875% to 5.250% due 5/31/21 to 11/15/46; Market value — $675,023,451)	1.250%	3/1/18	675,000,000	675,000,000
State Street Bank & Trust Co. repurchase agreement dated 2/28/18; Proceeds at maturity — $750,028,542; (Fully collateralized by U.S. government obligations, 2.125% due 3/31/24; Market value — $765,001,070)	1.370%	3/1/18	750,000,000	750,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 2/28/18; Proceeds at maturity — $600,021,167; (Fully collateralized by various U.S. government obligations, 0.000% to 8.750% due 4/12/18 to 11/15/47; Market value — $612,000,032)	1.270%	3/1/18	600,000,000	600,000,000
Royal Bank of Canada tri-party repurchase agreement dated 2/28/18; Proceeds at maturity — $570,020,583; (Fully collateralized by various U.S. government obligations, 0.125% to 3.875% due 1/15/21 to 2/15/46; Market value — $581,400,089)	1.300%	3/1/18	570,000,000	570,000,000
Societe Generale NY tri-party repurchase agreement dated 2/28/18; Proceeds at maturity — $250,009,514; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.000% due 3/29/18 to 1/1/48; Market value — $255,000,035)	1.370%	3/1/18	250,000,000	250,000,000

See Notes to Financial Statements.

Government Portfolio 2018 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

February 28, 2018

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Toronto Dominion Bank NY tri-party repurchase agreement dated 2/28/18; Proceeds at maturity — $450,016,750; (Fully collateralized by various U.S. government obligations, 2.500% to 4.750% due 11/15/39 to 2/15/46; Market value — $459,000,013)	1.340%	3/1/18	$450,000,000	$450,000,000
Wells Fargo Bank N.A. tri-party repurchase agreement dated 2/28/18; Proceeds at maturity — $450,016,875; (Fully collateralized by various U.S. government obligations, 1.125% to 3.000% due 5/31/21 to 2/15/48; Market value — $459,000,072)	1.350%	3/1/18	450,000,000	450,000,000
Total Repurchase Agreements				6,727,890,000
Total Investments — 98.6% (Cost — $19,750,615,072#)				19,750,615,072
Other Assets in Excess of Liabilities — 1.4%				288,582,512
Total Net Assets — 100.0%				$20,039,197,584

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
LIBOR	— London Interbank Offered Rate

See Notes to Financial Statements.

26	Government Portfolio 2018 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2018

Assets:
Investments, at value	$13,022,725,072
Repurchase agreements, at value	6,727,890,000
Cash	280,123,803
Interest receivable	8,985,636
Total Assets	20,039,724,511

Liabilities:
Trustees’ fees payable	42,762
Accrued expenses	484,165
Total Liabilities	526,927
Total Net Assets	$20,039,197,584

Represented by:
Paid-in capital	$20,039,197,584

See Notes to Financial Statements.

Government Portfolio 2018 Semi-Annual Report	27

Statement of operations (unaudited)

For the Six Months Ended February 28, 2018

Investment Income:
Interest	$119,586,581

Expenses:
Investment management fee (Note 2)	9,983,609
Fund accounting fees	586,419
Trustees’ fees	268,266
Legal fees	228,465
Custody fees	31,778
Audit and tax fees	18,203
Miscellaneous expenses	50,016
Total Expenses	11,166,756
Less: Fee waivers and/or expense reimbursements (Note 2)	(9,983,609)
Net Expenses	1,183,147
Net Investment Income	118,403,434
Net Realized Loss on Investments	(316,753)
Increase in Net Assets From Operations	$118,086,681

See Notes to Financial Statements.

28	Government Portfolio 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2018 (unaudited) and the Year Ended August 31, 2017	2018	2017

Operations:
Net investment income	$118,403,434	$154,548,675
Net realized loss	(316,753)	(488,341)
Increase in Net Assets From Operations	118,086,681	154,060,334

Capital Transactions:
Proceeds from contributions	40,155,049,579	69,074,507,294
Value of withdrawals	(40,513,705,387)	(66,247,688,127)
Increase (Decrease) in Net Assets From Capital Transaction	(358,655,808)	2,826,819,167
Increase (Decrease) in Net Assets	(240,569,127)	2,980,879,501

Net Assets:
Beginning of period	20,279,766,711	17,298,887,210
End of period	$20,039,197,584	$20,279,766,711

See Notes to Financial Statements.

Government Portfolio 2018 Semi-Annual Report	29

Financial highlights

For the years ended August 31, unless otherwise noted:
	2018[1]		2017	2016	2015	2014	2013

Net assets, end of period (millions)	$20,039		$20,280	$17,299	$11,778	$16,077	$13,096
Total return[2]	0.66%		0.68%	0.32%	0.10%	0.05%	0.07%

Ratios to average net assets:
Gross expenses	0.11%[3]		0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[4,5]	0.01	[3]	0.01	0.01	0.01	0.05	0.09
Net investment income	1.19	[3]	0.67	0.32	0.10	0.04	0.07

[1]	For the six months ended February 28, 2018 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

The investment manager pursuant to the terms of the feeder fund’s investment management agreement has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	Government Portfolio 2018 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2018, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Government Portfolio 2018 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$19,750,615,072	—	$19,750,615,072

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

32	Government Portfolio 2018 Semi-Annual Report

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2017, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2018, fees waived and/or expenses reimbursed amounted to $9,983,609.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the six months ended February 28, 2018, the Portfolio did not invest in derivative instruments.

Government Portfolio 2018 Semi-Annual Report	33

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 6-7, 2017, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Government Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the prior year the Board had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Institutional Government Reserves, a series of Legg Mason Partners Institutional Trust, and Western Asset Government Reserves, a series of Legg Mason Partners Money Market Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the

34	Government Portfolio

proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

Government Portfolio	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also periodically reported to the Board on, among other things, its business plans and any organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board noted that the Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore was relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of a peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against each Feeder Fund’s peers. In addition, the Board considered each Feeder Fund’s performance in light of overall financial market conditions.

•

The information comparing Western Asset Institutional Government Reserves’ performance to that of its Performance Universe, consisting of all institutional funds (including the Feeder Fund) classified as U.S. government money market funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2017 was above the median.

•

The information comparing Western Asset Government Reserves’ performance to that of its Performance Universe, consisting of all retail funds (including the Feeder Fund) classified as U.S. government money market funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2017 was approximately equivalent to the median and its performance for the 10-year period ended June 30, 2017 was above the median.

36	Government Portfolio

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee and the actual management fees paid by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Feeder Funds. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual management fees paid by each Feeder Fund to the Manager (each, a “Actual Management Fee”) and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including in particular that the data may vary depending on the selection of the peer group. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Funds’ expense information reflected both management fees and total expenses payable by the Feeder Funds as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

•

The information comparing Western Asset Institutional Government Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of institutional funds (including the Feeder Fund)

Government Portfolio	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

classified as U.S. government money market funds and chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was approximately equivalent to the median and the Actual Management Fee was below the median. The Board noted that the Feeder Fund’s actual total expense ratio also was approximately equivalent to the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2019.

•

The information comparing Western Asset Government Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail no-load funds (including the Feeder Fund) classified as U.S. government money market funds and chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were approximately equivalent to the median. The Board noted that the Feeder Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2019.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and the Feeder Funds that invest in the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow.

•

The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Institutional Government Reserves’ Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that the Feeder Fund had reached the specified asset level at which a

38	Government Portfolio

breakpoint to its Contractual Management Fee is triggered. The Board also considered that the Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by other funds with the same Broadridge investment classification/objective at the range of asset levels relevant to the Feeder Fund. The Board also noted that the Feeder Fund’s Contractual Management Fee was approximately equivalent to the median and the Actual Management Fee was below the median of the expense group.

•

The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Government Reserves’ Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that the Feeder Fund had reached the specified asset level at which a breakpoint to its Contractual Management Fee is triggered. The Board also noted that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were approximately equivalent to the median of the expense group.

The Board determined that the management fee structure for the Fund, including breakpoints at the Feeder Fund level, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

Government Portfolio	39

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 19, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 19, 2018